Share-Based Compensation (Tables)	12 Months Ended
Dec. 30, 2012
Share-Based Compensation [Abstract]
RSG Activity
RSG activity was as follows:

	Year Ended December 30, 2012		Year Ended January 1, 2012		Year Ended December 31, 2010
	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at beginning of year	84,181	$3.67	299,560	$8.89	570,696	$10.01
Granted	—	—	—	—	—	—
Vested	(58,757)	2.65	(215,379)	10.93	(264,403)	11.29
Forfeited	—	—	—	—	(6,733)	9.75

Unvested at end of year	25,424	$6.04	84,181	$3.67	299,560	$8.89